Financial risk management (Detail 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Risk Management [Line Items]
Expected credit loss rate	0.30%	0.10%
Trade and other receivables	$ 572,024	$ 496,713
A
Disclosure Of Financial Risk Management [Line Items]
Expected credit loss rate	1.00%	0.02%
Trade and other receivables	$ 44,385	$ 24,896
AA
Disclosure Of Financial Risk Management [Line Items]
Expected credit loss rate	0.00%	0.01%
Trade and other receivables	$ 97,726	$ 935
AAA
Disclosure Of Financial Risk Management [Line Items]
Expected credit loss rate	0.00%	0.00%
Trade and other receivables	$ 156	$ 14,846
B
Disclosure Of Financial Risk Management [Line Items]
Expected credit loss rate	7.00%	0.05%
Trade and other receivables	$ 10,441	$ 32,167
BB
Disclosure Of Financial Risk Management [Line Items]
Expected credit loss rate	5.00%	0.04%
Trade and other receivables	$ 225,659	$ 182,475
BBB
Disclosure Of Financial Risk Management [Line Items]
Expected credit loss rate	3.00%	0.03%
Trade and other receivables	$ 80,864	$ 161,433
C
Disclosure Of Financial Risk Management [Line Items]
Expected credit loss rate	15.00%	0.08%
Trade and other receivables	$ 0	$ 2,072
CC
Disclosure Of Financial Risk Management [Line Items]
Expected credit loss rate	12.00%	0.07%
Trade and other receivables	$ 0	$ 64,920
CCC
Disclosure Of Financial Risk Management [Line Items]
Expected credit loss rate	9.00%	0.06%
Trade and other receivables	$ 112,793	$ 12,969